Recently issued accounting standards (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Changes and Error Corrections [Abstract]
Description of other recent accounting standards that have been issued but not yet adopted
The following table provides a brief description of other recent accounting standards that have been issued but not yet adopted as of December 31, 2024:

Standard	Description	Date of adoption	Expected Effect on our Consolidated Financial Statements or Other Significant Matters
ASU 2023-6 Disclosure Improvements - Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative	The amendments represent changes to clarify or improve disclosure and presentation requirements of a variety of Topics. Amendments allow users to more easily compare entities subject to the SEC’s existing disclosures with those entities that were not previously subject to the SEC’s requirements. Also, the amendments align the requirements in the Codification with the SEC’s regulations.	The date on which SEC removes related disclosure or two years later	Under evaluation
ASU 2023-9 Income Taxes (Topic 740) - Improvements to Income Tax Disclosures
The amendments improve the transparency of income tax disclosures by requiring annual disclosure of (1) specific categories in the rate reconciliation; and (2) additional information for reconciling items if the effect of those reconciling items is equal to or greater than 5% of the resulting amount by multiplying pretax income (or loss) by the applicable statutory income tax rate. An entity is also required to provide the nature, effect and underlying causes of the reconciling items, and the judgment used in categorizing them, if not otherwise evident.

The amendments also improve the comparability and effectiveness of disclosures by (1) adding disclosures of pretax income (or loss) and income tax expense (or benefit) to be consistent with U.S. Securities and Exchange Commission (SEC) Regulation S-X 210.4-08(h), Rules of General Application—General Notes to Financial Statements: Income Tax Expense, and (2) removing disclosures that are no longer considered relevant or cost beneficial.
		January 1, 2025	Under evaluation
ASU 2024-02 Codification Improvements - Amendments to Remove References to the Concepts Statements.	The amendments remove references to various Concepts Statements that were either (i) extraneous and not required to understand or apply the guidance, or (ii) used in prior statements to provide guidance in certain topics.	January 1, 2025	Under evaluation
ASU 2024-03 Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40)
The amendments require disclosure, in the notes to the financial statements of specified information about certain costs and expenses. The amendments require that at each interim and annual reporting period, an entity disclose the amount of:
(a) purchase of inventory;
(b) employee compensation;
(c) depreciation;
(d) intangible asset amortization; and
(e) depreciation, depletion, and amortization recognized as part of oil and gas producing activities.

The amendment also requires disclosure of the qualitative description of the amounts remaining in the relevant expense captions that are not separately disaggregated quantitatively. In addition, disclosure of the entity’s definition of selling expenses and its total amount are required.
		January 1, 2027	Under evaluation